Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	6 Months Ended
	Sep. 30, 2012	Aug. 06, 2012	Jul. 06, 2012	Mar. 31, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011
Consolidated Statement of Stockholders' Equity (Deficit) [Abstract]
Common stock issued, price per share		$ 0.46875	$ 0.832143	$ 1.39	$ 1.39	$ 1.5	$ 0.25	$ 0.25
Common stock issued, discount percent	0.69%